FAIR VALUE MEASUREMENTS (Details) - Northern Genesis Acquisition Corp II [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Jan. 15, 2021
Fair Value, Concentration of Risk, Federal Funds Sold and Securities Borrowed or Purchased under Agreements to Resell	$ 1.12	$ 1.54
Fair value assets transferred into (out of) level 3	$ 0